Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of currency exposure

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	USD	Total
	US$	US$	US$
December 31, 2023
Financial assets
Cash and cash equivalents	248,391	118,370	366,761
Trade and other receivables	1,001,109	31,413	1,032,522
Prepaid forward purchase agreement	-	969	969
	1,249,500	150,752	1,400,252

Financial liabilities
Trade and other payables	5,189,728	1,370,831	6,560,559
Borrowings	5,778,479	-	5,778,479
Deferred underwriting fee payable	-	2,753,125	2,753,125
Lease liabilities	2,166,806	-	2,166,806
	13,135,013	4,123,956	17,258,969
Net financial liabilities	(11,885,513)	(3,973,204)	(15,858,717)

Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(11,885,513)	(3,973,204)	(15,858,717)

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(a)	Market risk (continued)

(i)	Currency risk (continued)

	SGD	USD	Total
	US$	US$	US$
December 31, 2022
Financial assets
Cash and cash equivalents	118,411	133,985	252,396
Trade and other receivables	747,634	67,494	815,128
	866,045	201,479	1,067,524

Financial liabilities
Trade and other payables	3,972,893	312,452	4,285,345
Borrowings	5,798,641	-	5,798,641
Lease liabilities	2,257,335	-	2,257,335
	12,028,869	312,452	12,341,321
Net financial (liabilities)/assets	(11,162,824)	(110,973)	(11,273,797)

Schedule of tax rate effect

If the USD changes against the SGD by 10% (2022: 10%) respectively with all other variables including tax rate being held constant, the effects arising from the net financial liabilities/assets position will be as follows:

	Increase/(decrease)
	in profit or loss before tax
	2023	2022
	US$	US$
SGD against USD
- strengthened	(1,188,551)	(1,116,282)
- weakened	1,188,551	1,116,282

Schedule of group’s exposure to credit risk and ECLs for trade receivables

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables:

2023

		Gross
	Expected	carrying	Loss
	loss	amount	allowance
	rate	US$	US$

Current (not past due)	0%	406,305	-
Less than 3 months past due	5%	59,333	3,218
3 months to 6 months past due	0%	-	-
More than 6 months past due	100%	43,550	43,550
		509,188	46,768

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

23. Financial risk management (continued)

(b)	Credit risk (continued)

(ii)	Impairment of trade receivables (continued)

2022

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
		US$	US$

Current (not past due)	0%	363,164	-
Less than 3 months past due	66%	71,136	46,768
3 months to 6 months past due	0%	2,116	-
More than 6 months past due	0%	-	-
		436,416	46,768

Schedule of movements in loss allowance for trade receivables

The movements in loss allowance for trade receivables during the years are as follows:-

	2023	2022
	US$	US$
At January 1	46,768	150,000
Impairment losses recognized (Note 3)	-	46,768
Amount written off as uncollectible	-	150,000

At December 31	46,768	46,768

Schedule of liquidity risk

The table below analyses non-derivative financial liabilities of the Group based on the remaining period from December 31, 2022 to the contractual maturity date. The amounts disclosed in the table below are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year US$	Between 2 and 5 years US$	More than 5 years US$

At December 31,2023
Trade and other payables	6,540,559	-	-
Deferred underwriting fee payable	2,753,125	-	-
Borrowings	5,953,741	112,880	-
Lease liabilities	192,282	256,215	1,718,309
	15,439,707	369,095	1,718,309

At December 31,2022
Trade and other payables	4,285,345	-	-
Borrowings	5,579,034	376,708	-
Lease liabilities	185,764	329,200	1,742,371
	10,050,143	705,908	1,742,371

Schedule of financial instruments

The carrying amounts of the different categories of financial instruments are as follows:

	2023	2022
	US$	US$

Financial assets, at amortised cost	874,477	480,318
Financial liabilities, at amortised cost	15,150,956	9,529,631